Acquisitions and Divestitures - Sale of Toys "R" Us Canada (Details) - Aug. 19, 2021 - Non-insurance companies. $ in Millions, $ in Millions	USD ($)	CAD ($)
Acquisitions and Divestitures
Proceeds from sales of investment property	$ 90.3	$ 115.7
Net gain on investments	$ 85.7